CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 92	$ 256,980	$ (129,792)	$ (276)	$ (32,456)	$ 94,548
Purchase of treasury stock	(1)		(8,001)	0	0	(8,002)
Issuance of shares upon exercise of options and warrants	3	3,100	0	0	0	3,103
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	5,292	0	0	0	5,292
Cash dividends paid	0		0	0	(6,720)	(6,720)
Other comprehensive income (loss)	0		0	276	0	276
Net income	0		0	0	3,977	3,977
Balance at Dec. 31, 2019	94	265,372	(137,793)	0	(35,199)	92,474
Issuance of shares upon exercise of options and warrants	1	1,051	0	0	0	1,052
Issuance of ordinary shares	8	85,371	0	0	0	85,379
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	3,476	0	0	0	3,476
Cash dividends paid	0		0	0	(3,866)	(3,866)
Other comprehensive income (loss)	0		0	1,776	0	1,776
Net income	0		0	0	11,903	11,903
Balance at Jun. 30, 2020	$ 103	$ 355,270	$ (137,793)	$ 1,776	$ (27,162)	$ 192,194